Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Amortized Cost	$ 28,422.2	$ 30,092.6
Gross Unrealized Gains	242.8	173.8
Gross Unrealized Losses	21.5	73.9
Fair Value	28,643.5	30,192.5
U.S. Government
Investment Holdings [Line Items]
Amortized Cost	1,747.9	3,965.9
Gross Unrealized Gains	36.7	63.5
Fair Value	1,784.6	4,029.4
Obligations of States and Political Subdivisions
Investment Holdings [Line Items]
Amortized Cost	13.9	14.9
Gross Unrealized Gains	0.2	0.9
Fair Value	14.1	15.8
U.S. Government Sponsored Agency
Investment Holdings [Line Items]
Amortized Cost	18,520.6	16,702.6
Gross Unrealized Gains	122.2	86.1
Gross Unrealized Losses	4.0	17.3
Fair Value	18,638.8	16,771.4
Corporate Debt
Investment Holdings [Line Items]
Amortized Cost	2,602.4	2,677.7
Gross Unrealized Gains	18.1	4.7
Gross Unrealized Losses	2.1	5.7
Fair Value	2,618.4	2,676.7
Covered Bonds
Investment Holdings [Line Items]
Amortized Cost	1,697.1	746.1
Gross Unrealized Gains	51.0	9.2
Gross Unrealized Losses	0.1	0.4
Fair Value	1,748.0	754.9
Non-U.S. Government
Investment Holdings [Line Items]
Amortized Cost		173.7
Fair Value		173.7
Supranational Bonds
Investment Holdings [Line Items]
Amortized Cost	1,053.9	971.0
Gross Unrealized Gains	7.0	3.0
Gross Unrealized Losses	0.2	1.9
Fair Value	1,060.7	972.1
Residential Mortgage-Backed
Investment Holdings [Line Items]
Amortized Cost	102.4	196.1
Gross Unrealized Gains	0.4
Gross Unrealized Losses	10.8	32.3
Fair Value	92.0	163.8
Other Asset-Backed
Investment Holdings [Line Items]
Amortized Cost	2,280.0	1,606.8
Gross Unrealized Gains	4.3	1.3
Gross Unrealized Losses	0.4	3.3
Fair Value	2,283.9	1,604.8
Certificates of Deposit
Investment Holdings [Line Items]
Amortized Cost		2,418.2
Gross Unrealized Gains		0.2
Gross Unrealized Losses		0.3
Fair Value		2,418.1
Auction Rate Securities
Investment Holdings [Line Items]
Amortized Cost	99.6	186.5
Gross Unrealized Gains	2.1	4.3
Gross Unrealized Losses	3.9	12.5
Fair Value	97.8	178.3
Others
Investment Holdings [Line Items]
Amortized Cost	304.4	433.1
Gross Unrealized Gains	0.8	0.6
Gross Unrealized Losses		0.2
Fair Value	$ 305.2	$ 433.5